Accounts Receivable, net - Schedule of Allowance for Doubtful Accounts and Credit Losses (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2025 HKD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 945,379	$ 120,553	$ 966,947	$ 966,947
Write off	(928,500)	(118,401)	$ 0	0
Addition	0	0		691
Recovery	(1,998)	(255)		(22,259)
Ending balance	$ 14,881	$ 1,897		$ 945,379